Finance Income and Finance Expense - Summary of Finance Income and Finance Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income, expense, gains or losses of financial instruments [abstract]
Change in fair value of Stock Warrants	$ 167	$ 4,945
Interest Income	975	6
Foreign exchange gain	35,662	0
Other		188
Finance income	36,804	5,139
Interest expense (cash)	(15,037)	(12,257)
Interest expense (non-cash)	(5,809)	(3,669)
Lease liability interest expense (Note 19)	(2,355)	(1,640)
Change in fair value of instrument financing arrangement (Note 17)	(10,966)	(1,612)
Foreign exchange loss	0	(74,721)
Financing fees	(18)	(1,416)
Finance expense	$ (34,185)	$ (95,315)